Provisions for legal proceedings - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 55,284	$ 56,669
Tax [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	36,276	37,290
Labor [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	9,345	8,619
Civil-General [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	6,383	6,539
Civil - Environmental [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 3,280	$ 4,221